T. ROWE PRICE Total Equity Market Index Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 7.5%
Diversified Telecommunication Services 0.8%
AT&T  324,945 6,255
ATN International  7,701 315
Iridium Communications  10,017 620
Liberty Global, Class A (1) 9,307 182
Liberty Global, Class C (1) 6,207 127
Lumen Technologies  110,680 293
Verizon Communications  199,924 7,775
15,567
Entertainment 1.4%
Activision Blizzard  32,462 2,779
AMC Entertainment Holdings, Class A (1)(2) 16,045 80
Electronic Arts  11,800 1,421
Liberty Media-Liberty Formula One, Class A (1) 8,200 554
Liberty Media-Liberty Formula One, Class C (1) 14,600 1,093
Live Nation Entertainment (1) 9,072 635
Madison Square Garden Sports  533 104
Netflix (1) 22,173 7,660
Playtika Holding (1) 34,200 385
ROBLOX, Class A (1) 17,768 799
Roku (1) 7,141 470
Take-Two Interactive Software (1) 7,167 855
Walt Disney (1) 91,524 9,164
Warner Bros Discovery (1) 79,824 1,205
Warner Music Group, Class A  9,761 326
27,530
Interactive Media & Services 4.2%
Alphabet, Class A (1) 295,579 30,661
Alphabet, Class C (1) 253,445 26,358
fuboTV (1)(2) 48,106 58
IAC (1) 8,300 428
Match Group (1) 19,023 730
Meta Platforms, Class A (1) 108,567 23,010
Pinterest, Class A (1) 33,221 906
Snap, Class A (1) 44,822 503
Vimeo (1) 25,908 99
Ziff Davis (1) 2,400 187
ZoomInfo Technologies, Class A (1) 12,000 297
83,237
Media 0.8%
AMC Networks, Class A (1) 15,225 268

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications, Class A (1) 4,006 1,433
Comcast, Class A  202,219 7,666
DISH Network, Class A (1) 40,830 381
Fox, Class A  10,361 353
Gray Television  34,500 301
Interpublic Group  8,939 333
Liberty Broadband, Class C (1) 2,000 163
New York Times, Class A  7,800 303
News, Class A  32,096 554
News, Class B  23,655 412
Nexstar Media Group, Class A  913 158
Omnicom Group  6,900 651
Paramount Global, Class B  41,994 937
Scholastic  10,500 359
Sirius XM Holdings  16,900 67
TEGNA  10,400 176
Trade Desk, Class A (1) 28,700 1,748
16,263
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications  16,502 314
Telephone & Data Systems  21,900 230
T-Mobile U.S. (1) 31,500 4,562
5,106
Total Communication Services 147,703
CONSUMER DISCRETIONARY 10.2%
Automobile Components 0.2%
Aptiv (1) 9,400 1,055
Autoliv  9,000 840
BorgWarner  16,517 811
Lear  1,400 195
Mobileye Global, Class A (1) 6,660 288
Modine Manufacturing (1) 22,150 510
QuantumScape (1)(2) 31,500 258
Visteon (1) 3,600 565
XPEL (1) 3,100 211
4,733
Automobiles 1.6%
Ford Motor  157,752 1,988
General Motors  59,820 2,194
Rivian Automotive, Class A (1)(2) 17,611 273
Tesla (1) 130,298 27,032
Thor Industries  4,800 382

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Winnebago Industries  4,499 259
32,128
Broadline Retail 2.4%
Amazon.com (1) 438,880 45,332
Big Lots (2) 7,200 79
eBay  20,800 923
Etsy (1) 5,142 572
Kohl's  18,400 433
Nordstrom  4,956 81
Ollie's Bargain Outlet Holdings (1) 4,699 272
47,692
Distributors 0.1%
Genuine Parts  4,800 803
LKQ  9,900 562
Pool  1,205 413
1,778
Diversified Consumer Services 0.1%
Adtalem Global Education (1) 8,500 328
Bright Horizons Family Solutions (1) 9,096 700
Frontdoor (1) 8,450 236
H&R Block  11,652 411
Service Corp International  2,800 192
Strategic Education  7,800 701
2,568
Hotels, Restaurants & Leisure 2.3%
Airbnb, Class A (1) 14,897 1,853
Aramark  9,000 322
BJ's Restaurants (1) 2,900 84
Booking Holdings (1) 2,146 5,692
Boyd Gaming  6,500 417
Caesars Entertainment (1) 5,784 282
Carnival (1) 36,330 369
Cheesecake Factory (2) 1,700 60
Chipotle Mexican Grill (1) 1,470 2,511
Chuy's Holdings (1) 11,200 401
Cracker Barrel Old Country Store (2) 1,524 173
Darden Restaurants  3,800 590
Domino's Pizza  2,700 891
DoorDash, Class A (1) 13,800 877
DraftKings, Class A (1) 37,700 730
Expedia Group (1) 5,790 562
Hilton Grand Vacations (1) 5,040 224
Hilton Worldwide Holdings  14,999 2,113
Jack in the Box  1,518 133

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands (1) 20,172 1,159
Light & Wonder (1) 2,700 162
Marriott International, Class A  11,756 1,952
Marriott Vacations Worldwide  2,386 322
McDonald's  36,703 10,263
MGM Resorts International  25,900 1,150
Norwegian Cruise Line Holdings (1) 19,254 259
Papa John's International  1,800 135
Penn Entertainment (1) 9,484 281
Planet Fitness, Class A (1) 4,261 331
Royal Caribbean Cruises (1) 10,000 653
SeaWorld Entertainment (1) 6,300 386
Six Flags Entertainment (1) 6,826 182
Starbucks  59,838 6,231
Travel + Leisure  8,330 327
Vail Resorts  2,100 491
Wendy's  17,675 385
Wingstop  1,900 349
Wyndham Hotels & Resorts  5,130 348
Wynn Resorts (1) 6,906 773
Yum! Brands  9,300 1,228
45,651
Household Durables 0.5%
DR Horton  15,100 1,475
Ethan Allen Interiors  18,600 511
Garmin  7,417 749
Helen of Troy (1) 1,800 171
Hovnanian Enterprises, Class A (1) 3,343 227
iRobot (1) 2,200 96
La-Z-Boy  9,300 270
Leggett & Platt  3,300 105
Lennar, Class A  11,393 1,198
MDC Holdings  10,345 402
Meritage Homes  5,082 593
Mohawk Industries (1) 2,113 212
Newell Brands  17,554 218
NVR (1) 210 1,170
PulteGroup  1,340 78
Taylor Morrison Home (1) 14,879 569
TopBuild (1) 3,033 631
Tri Pointe Homes (1) 20,885 529
Whirlpool  2,822 373
9,577
Leisure Products 0.1%
Brunswick  7,200 590

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hasbro  6,700 360
Mattel (1) 37,900 698
Peloton Interactive, Class A (1) 31,681 359
Polaris  2,500 277
YETI Holdings (1) 4,600 184
2,468
Specialty Retail 2.2%
Advance Auto Parts  1,150 140
American Eagle Outfitters  18,850 253
AutoZone (1) 1,010 2,483
Bath & Body Works  18,200 666
Best Buy  10,000 783
Burlington Stores (1) 5,800 1,172
CarMax (1) 3,491 224
Conn's (1) 14,100 85
Container Store Group (1) 42,756 147
Dick's Sporting Goods  3,600 511
Five Below (1) 3,704 763
Floor & Decor Holdings, Class A (1) 7,691 755
Foot Locker  3,003 119
GameStop, Class A (1) 8,800 202
Group 1 Automotive  1,200 272
Home Depot  51,113 15,084
Lithia Motors  1,300 297
LL Flooring Holdings (1) 61,800 235
Lowe's  27,800 5,559
Murphy USA  1,200 310
O'Reilly Automotive (1) 3,782 3,211
Overstock.com (1)(2) 3,900 79
Petco Health & Wellness (1) 12,000 108
PetMed Express  15,900 258
RH (1) 1,100 268
Ross Stores  21,900 2,324
Sleep Number (1) 3,650 111
TJX  60,490 4,740
Tractor Supply  3,500 823
Ulta Beauty (1) 2,160 1,179
Upbound Group  9,052 222
Victoria's Secret (1) 6,080 208
Wayfair, Class A (1) 5,318 183
Williams-Sonoma  2,266 276
44,050
Textiles, Apparel & Luxury Goods 0.7%
Carter's  3,300 237
Columbia Sportswear  3,600 325

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crocs (1) 4,500 569
Deckers Outdoor (1) 1,568 705
Lululemon Athletica (1) 4,618 1,682
Movado Group  6,600 190
NIKE, Class B  65,900 8,082
Ralph Lauren  4,600 537
Rocky Brands  4,000 92
Skechers USA, Class A (1) 11,600 551
Tapestry  15,446 666
Unifi (1) 21,432 175
VF  10,200 234
14,045
Total Consumer Discretionary 204,690
CONSUMER STAPLES 6.6%
Beverages 1.6%
Boston Beer, Class A (1) 700 230
Brown-Forman, Class B  5,900 379
Celsius Holdings (1) 1,467 136
Coca-Cola  196,266 12,175
Coca-Cola Consolidated  350 187
Constellation Brands, Class A  9,781 2,210
Keurig Dr Pepper  50,654 1,787
Molson Coors Beverage, Class B  4,202 217
Monster Beverage (1) 41,400 2,236
PepsiCo  68,471 12,482
32,039
Consumer Staples Distribution & Retail 1.8%
BJ's Wholesale Club Holdings (1) 7,600 578
Casey's General Stores  2,181 472
Chefs' Warehouse (1) 7,700 262
Costco Wholesale  22,203 11,032
Dollar General  12,408 2,612
Dollar Tree (1) 13,293 1,908
Fresh Market, EC (1)(3) 3,800 —
Kroger  32,200 1,590
Performance Food Group (1) 8,746 528
Rite Aid (1)(2) 34,420 77
Sysco  20,526 1,585
Target  20,100 3,329
United Natural Foods (1) 4,400 116
Walgreens Boots Alliance  21,374 739
Walmart  71,148 10,491
35,319

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 1.2%
Archer-Daniels-Midland  22,472 1,790
Bunge  3,671 351
Campbell Soup  10,080 554
Conagra Brands  40,325 1,515
Darling Ingredients (1) 16,200 946
Flowers Foods  17,835 489
Fresh Del Monte Produce  9,900 298
Freshpet (1) 3,934 260
General Mills  32,788 2,802
Hershey  7,638 1,943
Hormel Foods  11,000 439
Ingredion  3,302 336
J M Smucker  1,716 270
John B. Sanfilippo & Son  3,400 330
Kellogg  8,607 576
Kraft Heinz  42,959 1,661
Lamb Weston Holdings  6,162 644
McCormick  10,556 878
Mondelez International, Class A  71,976 5,018
Post Holdings (1) 3,120 281
Simply Good Foods (1) 7,018 279
Tootsie Roll Industries  2,708 122
TreeHouse Foods (1) 3,428 173
Tyson Foods, Class A  15,309 908
22,863
Household Products 1.2%
Church & Dwight  12,200 1,079
Clorox  4,186 662
Colgate-Palmolive  32,700 2,457
Energizer Holdings  4,298 149
Kimberly-Clark  20,200 2,711
Procter & Gamble  116,864 17,377
24,435
Personal Care Products 0.2%
BellRing Brands (1) 9,955 338
Edgewell Personal Care  4,448 189
Estee Lauder, Class A  12,400 3,056
Herbalife Nutrition (1) 20,600 332
3,915
Tobacco 0.6%
Altria Group  81,400 3,632
Philip Morris International  80,200 7,800

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vector Group  10,255 123
11,555
Total Consumer Staples 130,126
ENERGY 4.6%
Energy Equipment & Services 0.5%
Baker Hughes  36,900 1,065
ChampionX  15,100 410
Halliburton  47,729 1,510
Helmerich & Payne  14,774 528
NOV  47,406 878
Oceaneering International (1) 23,453 413
Schlumberger  65,911 3,236
TechnipFMC (1) 61,202 835
8,875
Oil, Gas & Consumable Fuels 4.1%
APA  25,986 937
Callon Petroleum (1) 6,246 209
Cheniere Energy  11,400 1,797
Chevron  84,350 13,763
Chord Energy  2,136 287
Civitas Resources  9,500 649
CNX Resources (1) 19,300 309
ConocoPhillips  59,633 5,916
Coterra Energy  33,408 820
Devon Energy  36,063 1,825
Diamondback Energy  8,000 1,081
Dorian LPG  25,400 506
DT Midstream  14,491 715
EOG Resources  31,081 3,563
EQT  15,300 488
Exxon Mobil  202,033 22,155
Hess  15,300 2,025
Kinder Morgan  92,377 1,618
Kosmos Energy (1) 51,000 379
Magnolia Oil & Gas, Class A  29,052 636
Marathon Oil  38,702 927
Marathon Petroleum  23,920 3,225
Murphy Oil  17,543 649
Occidental Petroleum  32,666 2,039
ONEOK  21,000 1,334
Ovintiv  3,131 113
Par Pacific Holdings (1) 23,900 698
Phillips 66  19,174 1,944
Pioneer Natural Resources  12,000 2,451

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Range Resources  25,146 666
SM Energy  18,563 523
Southwestern Energy (1) 77,181 386
Targa Resources  17,000 1,240
Tellurian (1)(2) 72,700 89
Texas Pacific Land  155 264
Valero Energy  17,735 2,476
Vitesse Energy  4,447 85
Williams  62,085 1,854
World Fuel Services  14,500 370
81,011
Total Energy 89,886
FINANCIALS 13.2%
Banks 3.4%
1st Source  10,064 434
Ameris Bancorp  5,753 210
Bank of America  354,253 10,132
Bank of Hawaii (2) 4,000 208
Bank OZK  6,200 212
BankUnited  13,400 303
Berkshire Hills Bancorp  8,800 221
Cadence Bank  8,900 185
Capitol Federal Financial  20,700 139
Central Pacific Financial  10,800 193
Citigroup  95,526 4,479
Citizens Financial Group  23,200 705
Comerica  9,516 413
Cullen/Frost Bankers  4,200 442
Customers Bancorp (1) 5,400 100
CVB Financial  12,039 201
East West Bancorp  9,692 538
Fifth Third Bancorp  41,090 1,095
First BanCorp Puerto Rico  47,600 544
First Business Financial Services  10,000 305
First Citizens BancShares, Class A  519 505
First Financial Bancorp  13,370 291
First Merchants  8,330 275
First Republic Bank (2) 9,100 127
Flushing Financial  9,350 139
Fulton Financial  19,774 273
Glacier Bancorp  2,900 122
Hancock Whitney  10,100 368
Home BancShares  16,400 356
Huntington Bancshares  113,909 1,276
JPMorgan Chase  143,688 18,724

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KeyCorp  29,913 375
M&T Bank  9,334 1,116
National Bank Holdings, Class A  10,200 341
NBT Bancorp  9,400 317
New York Community Bancorp  26,787 242
Northfield Bancorp  20,200 238
Old National Bancorp  19,280 278
Pacific Premier Bancorp  15,200 365
Park National  3,215 381
Peoples Bancorp  14,145 364
Pinnacle Financial Partners  4,100 226
PNC Financial Services Group  20,449 2,599
Popular  11,796 677
Prosperity Bancshares  3,400 209
Regions Financial  49,756 923
Renasant  5,175 158
S&T Bancorp  12,700 399
Seacoast Banking  12,900 306
SouthState  4,788 341
Synovus Financial  5,828 180
Towne Bank  14,400 384
Truist Financial  53,658 1,830
U.S. Bancorp  72,779 2,624
UMB Financial  2,896 167
United Bankshares  7,400 261
Washington Federal  4,342 131
Webster Financial  14,495 571
Wells Fargo  193,660 7,239
WesBanco  8,200 252
Western Alliance Bancorp  8,500 302
WSFS Financial  4,200 158
Zions Bancorp  8,501 254
67,723
Capital Markets 2.9%
Affiliated Managers Group  3,000 427
Ameriprise Financial  4,300 1,318
Ares Management, Class A  13,616 1,136
Artisan Partners Asset Management, Class A  6,600 211
Bank of New York Mellon  36,160 1,643
BGC Partners, Class A  92,596 484
BlackRock  6,513 4,358
Blackstone  30,468 2,676
Blue Owl Capital  43,317 480
Cboe Global Markets  6,500 873
Charles Schwab  78,446 4,109

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CME Group  18,804 3,601
Coinbase Global, Class A (1) 8,600 581
Donnelley Financial Solutions (1) 7,925 324
FactSet Research Systems  1,550 643
Franklin Resources  8,000 216
Goldman Sachs Group  15,233 4,983
Intercontinental Exchange  27,564 2,875
Invesco  30,900 507
Janus Henderson Group  9,941 265
Jefferies Financial Group  12,300 390
KKR  21,413 1,125
Lazard, Class A  10,067 333
LPL Financial Holdings  4,300 870
MarketAxess Holdings  2,700 1,056
Moody's  5,914 1,810
Morgan Stanley  71,059 6,239
MSCI  4,317 2,416
Nasdaq  15,000 820
Northern Trust  12,000 1,058
Open Lending, Class A (1) 20,600 145
Raymond James Financial  12,787 1,193
S&P Global  15,586 5,374
SEI Investments  4,700 271
State Street  19,854 1,503
Tradeweb Markets, Class A  11,557 913
Virtus Investment Partners  2,975 566
Westwood Holdings Group  8,200 92
57,884
Consumer Finance 0.5%
Ally Financial  10,650 272
American Express  25,700 4,239
Bread Financial Holdings  4,204 127
Capital One Financial  18,555 1,784
Discover Financial Services  14,500 1,433
LendingClub (1) 13,800 100
Navient  15,900 254
OneMain Holdings  17,500 649
SLM  32,600 404
SoFi Technologies, Class A (1) 34,700 211
Synchrony Financial  27,785 808
Upstart Holdings (1)(2) 4,100 65
10,346
Financial Services 4.1%
Affirm Holdings (1) 8,200 92
Apollo Global Management  24,266 1,533

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway, Class B (1) 85,420 26,375
Block, Class A (1) 22,694 1,558
Equitable Holdings  26,203 665
Euronet Worldwide (1) 5,000 559
Fidelity National Information Services  34,091 1,852
Fiserv (1) 36,096 4,080
FleetCor Technologies (1) 6,100 1,286
Global Payments  18,439 1,941
Jack Henry & Associates  3,400 512
Mastercard, Class A  42,927 15,600
MGIC Investment  22,400 301
PayPal Holdings (1) 52,412 3,980
PennyMac Financial Services  7,000 417
Radian Group  11,700 259
Visa, Class A  82,097 18,510
Voya Financial  11,500 822
Western Union  10,592 118
WEX (1) 2,700 497
80,957
Insurance 2.2%
Aflac  20,000 1,290
Allstate  10,800 1,197
American Financial Group  5,750 699
American International Group  47,312 2,383
Aon, Class A  9,258 2,919
Arch Capital Group (1) 15,600 1,059
Arthur J Gallagher  8,500 1,626
Assurant  3,500 420
Axis Capital Holdings  9,100 496
Brown & Brown  2,266 130
BRP Group, Class A (1) 9,900 252
Chubb  22,033 4,278
Cincinnati Financial  6,869 770
CNA Financial  10,300 402
Erie Indemnity, Class A  2,000 463
Everest Re Group  2,200 788
Fidelity National Financial  16,896 590
First American Financial  8,285 461
Genworth Financial, Class A (1) 83,400 419
Globe Life  3,522 387
Hanover Insurance Group  4,700 604
Hartford Financial Services Group  24,300 1,693
Kemper  5,500 301
Loews  9,500 551
Markel (1) 420 537

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marsh & McLennan  27,199 4,530
MBIA (1) 15,000 139
MetLife  38,874 2,252
Old Republic International  10,987 274
Principal Financial Group  11,100 825
Progressive  26,485 3,789
Prudential Financial  14,700 1,216
RenaissanceRe Holdings  3,592 720
Safety Insurance Group  4,900 365
Selective Insurance Group  3,487 332
Travelers  12,523 2,147
United Fire Group  15,300 406
Unum Group  19,238 761
W R Berkley  2,788 174
Willis Towers Watson  5,106 1,187
43,832
Mortgage Real Estate Investment Trusts 0.1%
AG Mortgage Investment Trust, REIT  34,500 198
AGNC Investment, REIT  23,200 234
Annaly Capital Management, REIT  18,175 347
Ares Commercial Real Estate, REIT (2) 13,200 120
Chimera Investment, REIT (2) 45,500 256
Franklin BSP Realty Trust, REIT  18,840 225
Granite Point Mortgage Trust, REIT  25,800 128
New York Mortgage Trust, REIT  23,275 232
Redwood Trust, REIT  25,700 173
Starwood Property Trust, REIT  23,400 414
TPG RE Finance Trust, REIT  28,900 210
Two Harbors Investment, REIT  16,575 244
2,781
Total Financials 263,523
HEALTH CARE 14.0%
Biotechnology 2.8%
AbbVie  89,639 14,286
ACADIA Pharmaceuticals (1) 34,656 652
Akero Therapeutics (1) 4,122 158
Alkermes (1) 16,100 454
Alnylam Pharmaceuticals (1) 6,950 1,392
Amgen  23,987 5,799
Apellis Pharmaceuticals (1) 13,600 897
Aptevo Therapeutics (1) 46,200 94
Arcturus Therapeutics Holdings (1) 5,522 132
Avidity Biosciences (1) 8,708 134
Biogen (1) 8,520 2,369

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BioMarin Pharmaceutical (1) 8,800 856
Blueprint Medicines (1) 9,700 436
BrainStorm Cell Therapeutics (1)(2) 64,900 214
Celldex Therapeutics (1) 9,600 345
Dynavax Technologies (1) 11,700 115
Exact Sciences (1) 10,700 726
Fate Therapeutics (1) 11,900 68
Gilead Sciences  57,320 4,756
Homology Medicines (1) 66,000 68
Horizon Therapeutics (1) 9,300 1,015
IGM Biosciences (1)(2) 12,500 172
ImmunityBio (1) 32,100 58
Incyte (1) 4,600 332
Insmed (1) 32,980 562
Intellia Therapeutics (1) 7,000 261
Ionis Pharmaceuticals (1) 20,894 747
Karuna Therapeutics (1) 1,600 291
Lexicon Pharmaceuticals (1) 39,000 95
Ligand Pharmaceuticals (1) 1,904 140
Moderna (1) 14,982 2,301
Natera (1) 7,200 400
Neurocrine Biosciences (1) 8,600 871
Novavax (1)(2) 8,586 60
Nurix Therapeutics (1) 11,600 103
Ocugen (1) 33,300 28
Olema Pharmaceuticals (1) 40,000 139
Prometheus Biosciences (1) 3,273 351
Prothena (1) 5,946 288
RAPT Therapeutics (1) 7,400 136
Regeneron Pharmaceuticals (1) 5,787 4,755
Replimune Group (1) 14,100 249
Sangamo Therapeutics (1) 67,782 119
Sarepta Therapeutics (1) 5,832 804
Scholar Rock Holding (1) 10,000 80
Seagen (1) 7,272 1,472
Stoke Therapeutics (1) 14,400 120
Tenaya Therapeutics (1)(2) 31,015 88
Ultragenyx Pharmaceutical (1) 9,700 389
United Therapeutics (1) 2,300 515
Vertex Pharmaceuticals (1) 13,638 4,297
Vir Biotechnology (1) 6,936 161
Xencor (1) 23,700 661
56,011
Health Care Equipment & Supplies 2.8%
Abbott Laboratories  78,749 7,974

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Accuray (1) 137,800 409
Align Technology (1) 3,000 1,003
Avanos Medical (1) 13,731 408
Baxter International  23,084 936
Becton Dickinson & Company  15,502 3,837
Boston Scientific (1) 57,879 2,896
Cooper  2,200 821
DENTSPLY SIRONA  13,533 532
Dexcom (1) 21,881 2,542
Edwards Lifesciences (1) 25,220 2,087
Embecta  8,400 236
Enovis (1) 4,003 214
Envista Holdings (1) 9,300 380
GE HealthCare Technologies (1) 19,830 1,627
Hologic (1) 14,544 1,174
ICU Medical (1) 2,000 330
IDEXX Laboratories (1) 2,900 1,450
Inari Medical (1) 9,549 590
Insulet (1) 4,100 1,308
Integra LifeSciences Holdings (1) 2,600 149
Intuitive Surgical (1) 19,100 4,880
LivaNova (1) 8,100 353
Masimo (1) 3,300 609
Medtronic  59,344 4,784
Nevro (1) 5,900 213
Novocure (1) 4,600 277
Omnicell (1) 3,200 188
OraSure Technologies (1) 55,900 338
Penumbra (1) 2,100 585
QuidelOrtho (1) 5,569 496
ResMed  8,200 1,796
Senseonics Holdings (1)(2) 119,500 85
Shockwave Medical (1) 3,000 651
STERIS  6,495 1,242
Stryker  17,954 5,125
Surgalign Holdings (1) 4,000 6
Surmodics (1) 5,900 134
Teleflex  4,000 1,013
Varex Imaging (1) 8,460 154
Zimmer Biomet Holdings  11,920 1,540
Zimvie (1) 16,257 118
55,490
Health Care Providers & Services 2.9%
Acadia Healthcare (1) 6,290 454
Amedisys (1) 4,900 360

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AmerisourceBergen  6,964 1,115
AMN Healthcare Services (1) 4,652 386
Brookdale Senior Living (1) 43,700 129
Cardinal Health  11,315 854
Centene (1) 20,888 1,320
Cigna Group  15,338 3,919
CorVel (1) 1,750 333
CVS Health  59,983 4,457
DaVita (1) 3,598 292
Elevance Health  12,904 5,933
Encompass Health  6,689 362
Ensign Group  6,917 661
Guardant Health (1) 7,800 183
HCA Healthcare  10,962 2,891
Henry Schein (1) 7,100 579
Humana  6,389 3,102
Invitae (1)(2) 46,902 63
Laboratory Corp. of America Holdings  2,179 500
McKesson  7,751 2,760
Molina Healthcare (1) 3,694 988
OPKO Health (1)(2) 124,700 182
Option Care Health (1) 16,466 523
Pennant Group (1) 10,350 148
Psychemedics  2,375 13
Quest Diagnostics  4,500 637
Select Medical Holdings  23,430 606
Surgery Partners (1) 12,333 425
UnitedHealth Group  46,059 21,767
Universal Health Services, Class B  1,300 165
56,107
Health Care Technology 0.1%
Doximity, Class A (1)(2) 8,600 279
Multiplan (1)(2) 114,100 121
NextGen Healthcare (1) 14,600 254
Phreesia (1) 11,100 358
Teladoc Health (1) 5,848 151
Veeva Systems, Class A (1) 7,400 1,360
2,523
Life Sciences Tools & Services 1.7%
10X Genomics, Class A (1) 8,728 487
Adaptive Biotechnologies (1) 46,380 410
Agilent Technologies  17,987 2,488
Avantor (1) 28,382 600
Bio-Rad Laboratories, Class A (1) 700 335
Bio-Techne  7,600 564

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bruker  11,900 938
Charles River Laboratories International (1) 2,935 592
CryoPort (1) 7,000 168
Danaher  32,789 8,264
Illumina (1) 7,400 1,721
IQVIA Holdings (1) 6,025 1,198
Mettler-Toledo International (1) 1,110 1,699
Omniab, Earn Out Shares $12.50 (1) 722 —
Omniab, Earn Out Shares $15.00 (1) 722 —
PerkinElmer  3,635 484
Repligen (1) 2,956 498
Thermo Fisher Scientific  19,792 11,408
Waters (1) 1,332 412
West Pharmaceutical Services  4,400 1,525
33,791
Pharmaceuticals 3.7%
Arvinas (1) 5,800 158
Bristol-Myers Squibb  95,784 6,639
Cassava Sciences (1)(2) 5,900 142
Catalent (1) 8,200 539
Elanco Animal Health (1) 54,449 512
Eli Lilly  39,566 13,588
Jazz Pharmaceuticals (1) 2,804 410
Johnson & Johnson  127,152 19,708
Merck  121,134 12,887
Nektar Therapeutics (1) 129,300 91
Organon  19,423 457
Perrigo  7,998 287
Pfizer  261,102 10,653
Prestige Consumer Healthcare (1) 4,483 281
Royalty Pharma, Class A  4,419 159
Theravance Biopharma (1)(2) 16,371 178
Viatris  95,187 916
Zoetis  26,200 4,361
71,966
Total Health Care 275,888
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 1.7%
Aerojet Rocketdyne Holdings (1) 10,500 590
Axon Enterprise (1) 3,600 809
Boeing (1) 27,500 5,842
BWX Technologies  8,075 509
General Dynamics  11,610 2,649
HEICO, Class A  3,909 531

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hexcel  7,400 505
Howmet Aerospace  24,600 1,042
Huntington Ingalls Industries  2,000 414
L3Harris Technologies  11,601 2,277
Lockheed Martin  10,000 4,727
Northrop Grumman  7,095 3,276
Parsons (1) 4,800 215
Raytheon Technologies  65,599 6,424
Spirit AeroSystems Holdings, Class A (2) 8,566 296
Textron  18,700 1,321
TransDigm Group  2,700 1,990
Triumph Group (1) 27,400 317
Virgin Galactic Holdings (1)(2) 24,600 100
Woodward  2,800 273
34,107
Air Freight & Logistics 0.6%
CH Robinson Worldwide  7,047 700
Expeditors International of Washington  2,636 290
FedEx  14,100 3,222
GXO Logistics (1) 6,500 328
United Parcel Service, Class B  35,622 6,910
11,450
Building Products 0.7%
A.O. Smith  9,300 643
AAON  5,603 542
Allegion  6,066 648
Armstrong World Industries  3,647 260
AZZ  9,900 408
Carlisle  2,600 588
Carrier Global  43,239 1,978
Fortune Brands Innovations  7,600 446
Gibraltar Industries (1) 5,500 267
Johnson Controls International  26,442 1,592
Lennox International  2,400 603
Masco  16,900 840
Masterbrand (1) 7,600 61
Owens Corning  5,600 537
PGT Innovations (1) 24,800 623
Trane Technologies  12,900 2,373
Trex (1) 9,100 443
Zurn Elkay Water Solutions  15,500 331
13,183
Commercial Services & Supplies 0.5%
ACCO Brands  61,567 327

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brady, Class A  6,500 349
Cintas  2,957 1,368
Copart (1) 17,000 1,279
CoreCivic (1) 28,898 266
Harsco (1) 47,600 325
HNI  16,200 451
MillerKnoll  16,400 335
MSA Safety  1,400 187
Republic Services  9,797 1,325
Rollins  7,425 279
Tetra Tech  825 121
UniFirst  1,400 247
VSE  2,500 112
Waste Management  14,560 2,376
9,347
Construction & Engineering 0.2%
Arcosa  5,500 347
Dycom Industries (1) 4,600 431
Fluor (1) 15,158 469
Granite Construction  12,950 532
MasTec (1) 7,350 694
Quanta Services  8,064 1,344
WillScot Mobile Mini Holdings (1) 17,968 842
4,659
Electrical Equipment 0.7%
AMETEK  14,037 2,040
Beam Global (1)(2) 11,900 189
Eaton  16,026 2,746
Emerson Electric  24,300 2,118
Hubbell  5,062 1,232
nVent Electric  11,046 474
Pioneer Power Solutions (1) 27,800 98
Plug Power (1)(2) 39,000 457
Regal Rexnord  4,755 669
Rockwell Automation  6,715 1,971
Sensata Technologies Holding  2,800 140
Sunrun (1) 12,766 257
Thermon Group Holdings (1) 10,400 259
Vicor (1) 2,700 127
Westwater Resources (1)(2) 66,000 73
12,850
Ground Transportation 1.0%
Avis Budget Group (1) 2,222 433
CSX  124,200 3,719

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JB Hunt Transport Services  4,300 755
Knight-Swift Transportation Holdings  8,950 506
Landstar System  3,100 556
Lyft, Class A (1) 20,642 191
Norfolk Southern  12,570 2,665
Old Dominion Freight Line  4,750 1,619
Ryder System  3,300 295
Saia (1) 2,551 694
Uber Technologies (1) 82,780 2,624
Union Pacific  28,155 5,666
Werner Enterprises  4,275 194
Yellow (1)(2) 38,900 79
19,996
Industrial Conglomerates 0.9%
3M  26,200 2,754
General Electric  59,490 5,687
Honeywell International  34,423 6,579
Roper Technologies  5,800 2,556
17,576
Machinery 2.0%
AGCO  5,100 690
Alamo Group  2,700 497
Caterpillar  24,052 5,504
Chart Industries (1) 2,400 301
Cummins  8,500 2,030
Deere  11,947 4,933
Dover  5,000 760
EnPro Industries  2,768 288
Esab  4,003 236
ESCO Technologies  5,400 515
Flowserve  9,400 320
Fortive  20,450 1,394
Graco  6,061 442
Helios Technologies  3,200 209
IDEX  4,627 1,069
Illinois Tool Works  13,660 3,326
Ingersoll Rand  23,959 1,394
ITT  5,400 466
John Bean Technologies  5,509 602
Lincoln Electric Holdings  3,300 558
Middleby (1) 3,312 486
Mueller Water Products, Class A  27,004 376
Nordson  2,800 622
Otis Worldwide  27,369 2,310
PACCAR  29,007 2,123

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Parker-Hannifin  7,213 2,424
RBC Bearings (1) 2,600 605
Snap-on  2,600 642
Stanley Black & Decker  10,580 853
Terex  6,100 295
Timken  5,100 417
Toro  6,284 699
Watts Water Technologies, Class A  3,200 539
Westinghouse Air Brake Technologies  8,088 817
Xylem  7,400 775
39,517
Marine Transportation 0.0%
Matson  4,400 263
263
Passenger Airlines 0.2%
Alaska Air Group (1) 7,700 323
Allegiant Travel (1) 5,500 506
American Airlines Group (1) 17,046 251
Delta Air Lines (1) 21,500 751
JetBlue Airways (1) 42,800 312
Southwest Airlines  32,485 1,057
United Airlines Holdings (1) 9,315 412
3,612
Professional Services 1.0%
Automatic Data Processing  18,000 4,007
Barrett Business Services  2,600 230
Booz Allen Hamilton Holding  11,566 1,072
Broadridge Financial Solutions  8,525 1,250
CACI International, Class A (1) 1,800 533
Clarivate (1) 19,900 187
CoStar Group (1) 19,990 1,376
Equifax  6,300 1,278
Forrester Research (1) 4,081 132
Franklin Covey (1) 3,600 138
FTI Consulting (1) 3,023 597
Genpact  7,500 347
Huron Consulting Group (1) 6,221 500
Insperity  4,400 535
Jacobs Solutions  3,700 435
Korn Ferry  7,000 362
Leidos Holdings  8,599 792
ManpowerGroup  2,900 239
Mastech Digital (1) 18,002 222
Maximus  3,800 299

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paychex  11,823 1,355
Robert Half International  4,000 322
Science Applications International  2,300 247
SS&C Technologies Holdings  7,370 416
TransUnion  14,500 901
TrueBlue (1) 5,400 96
Upwork (1) 18,800 213
Verisk Analytics  7,727 1,483
19,564
Trading Companies & Distributors 0.5%
Air Lease  10,687 421
Beacon Roofing Supply (1) 6,100 359
Fastenal  17,900 966
Ferguson  8,732 1,168
GATX  2,700 297
GMS (1) 7,143 413
McGrath RentCorp  3,600 336
MSC Industrial Direct, Class A  5,100 428
NOW (1) 22,030 246
SiteOne Landscape Supply (1) 3,300 452
United Rentals  3,800 1,504
Univar Solutions (1) 8,200 287
Veritiv  3,000 405
Watsco (2) 2,000 636
WW Grainger  2,000 1,378
Xometry, Class A (1) 2,000 30
9,326
Total Industrials & Business Services 195,450
INFORMATION TECHNOLOGY 24.6%
Communications Equipment 0.9%
ADTRAN Holdings  18,600 295
Arista Networks (1) 12,900 2,165
Ciena (1) 9,699 509
Cisco Systems  187,832 9,819
Extreme Networks (1) 23,733 454
F5 (1) 900 131
Juniper Networks  22,280 767
Lumentum Holdings (1) 5,248 283
Motorola Solutions  9,414 2,694
Ubiquiti (2) 600 163
Viasat (1)(2) 8,500 288
17,568
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  31,600 2,582

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arrow Electronics (1) 2,700 337
Belden  4,100 356
CDW  5,100 994
Cognex  8,700 431
Coherent (1) 8,004 305
Corning  35,810 1,263
FARO Technologies (1) 9,800 241
Insight Enterprises (1) 3,650 522
IPG Photonics (1) 2,600 321
Keysight Technologies (1) 10,790 1,742
Knowles (1) 19,600 333
Littelfuse  1,900 509
MicroVision (1)(2) 42,800 114
Napco Security Technologies (1) 13,814 519
Plexus (1) 4,700 459
Sanmina (1) 3,602 220
TE Connectivity  15,838 2,077
Teledyne Technologies (1) 3,679 1,646
Trimble (1) 12,900 676
TTM Technologies (1) 9,200 124
Vishay Intertechnology  13,620 308
Vontier  8,300 227
Zebra Technologies, Class A (1) 1,250 398
16,704
IT Services 1.3%
Accenture, Class A  33,293 9,515
Akamai Technologies (1) 5,400 423
Cloudflare, Class A (1) 15,100 931
Cognizant Technology Solutions, Class A  26,300 1,602
DXC Technology (1) 13,700 350
EPAM Systems (1) 3,300 987
Fastly, Class A (1)(2) 15,476 275
Gartner (1) 2,256 735
GoDaddy, Class A (1) 7,086 551
International Business Machines  40,132 5,261
Kratos Defense & Security Solutions (1) 18,817 254
Kyndryl Holdings (1) 10,005 148
MongoDB (1) 4,311 1,005
Okta (1) 7,552 651
Snowflake, Class A (1) 12,800 1,975
Twilio, Class A (1) 8,386 559
VeriSign (1) 4,200 887
26,109
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices (1) 85,298 8,360

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Analog Devices  22,471 4,432
Applied Materials  39,778 4,886
Broadcom  19,490 12,504
Cirrus Logic (1) 4,187 458
Diodes (1) 2,562 238
Enphase Energy (1) 7,143 1,502
Entegris  11,554 947
First Solar (1) 6,500 1,414
Intel  186,126 6,081
KLA  7,340 2,930
Lam Research  6,966 3,693
Marvell Technology  52,016 2,252
Microchip Technology  25,888 2,169
Micron Technology  59,980 3,619
MKS Instruments  4,680 415
Monolithic Power Systems  2,751 1,377
NVIDIA  122,249 33,957
NXP Semiconductors  9,387 1,750
ON Semiconductor (1) 23,430 1,929
Onto Innovation (1) 3,500 307
Power Integrations  3,800 322
Qorvo (1) 1,652 168
QUALCOMM  55,900 7,132
Semtech (1) 8,300 200
SiTime (1) 1,800 256
Skyworks Solutions  6,779 800
SolarEdge Technologies (1) 2,600 790
Teradyne  7,973 857
Texas Instruments  47,316 8,801
Wolfspeed (1) 6,104 396
114,942
Software 9.3%
Adobe (1) 20,980 8,085
ANSYS (1) 3,341 1,112
Appian, Class A (1)(2) 3,772 167
AppLovin, Class A (1) 13,400 211
Asana, Class A (1) 7,900 167
Aspen Technology (1) 2,296 525
Atlassian, Class A (1) 8,692 1,488
Autodesk (1) 7,921 1,649
BILL Holdings (1) 5,700 463
Black Knight (1) 10,363 597
Cadence Design Systems (1) 16,549 3,477
Cerence (1) 6,437 181
Ceridian HCM Holding (1) 12,591 922

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CommVault Systems (1) 3,700 210
Consensus Cloud Solutions (1) 3,100 106
Crowdstrike Holdings, Class A (1) 9,430 1,294
Datadog, Class A (1) 13,300 966
Digital Turbine (1) 21,500 266
DocuSign (1) 10,700 624
Dolby Laboratories, Class A  5,000 427
Dynatrace (1) 12,300 520
Fair Isaac (1) 1,405 987
Five9 (1) 4,800 347
Fortinet (1) 29,800 1,981
Gen Digital  33,164 569
Guidewire Software (1) 3,100 254
HubSpot (1) 3,217 1,379
InterDigital  3,600 262
Intuit  14,605 6,511
Manhattan Associates (1) 6,193 959
Microsoft  364,412 105,060
MicroStrategy, Class A (1)(2) 800 234
New Relic (1) 4,800 361
Oracle  68,500 6,365
PagerDuty (1) 10,400 364
Palantir Technologies, Class A (1) 88,646 749
Palo Alto Networks (1) 15,200 3,036
Paycom Software (1) 2,465 749
Paylocity Holding (1) 2,700 537
Pegasystems  11,438 555
Procore Technologies (1) 7,700 482
PTC (1) 4,380 562
RingCentral, Class A (1) 5,108 157
Salesforce (1) 52,159 10,420
SentinelOne, Class A (1) 29,148 477
ServiceNow (1) 9,100 4,229
Smartsheet, Class A (1) 14,400 688
Splunk (1) 4,925 472
Sprout Social, Class A (1)(2) 2,800 170
Synopsys (1) 9,035 3,490
Tyler Technologies (1) 950 337
UiPath, Class A (1) 23,075 405
Unity Software (1)(2) 4,000 130
VMware, Class A (1) 10,195 1,273
Workday, Class A (1) 11,400 2,355
Workiva (1) 4,500 461
Zoom Video Communications, Class A (1) 12,256 905

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zscaler (1) 4,300 502
182,231
Technology Hardware, Storage & Peripherals 6.4%
Apple  724,525 119,474
Dell Technologies, Class C  7,073 284
Hewlett Packard Enterprise  78,499 1,251
HP  46,318 1,359
NetApp  6,942 443
Pure Storage, Class A (1) 25,000 638
Seagate Technology Holdings  6,739 446
Turtle Beach (1) 24,700 248
Western Digital (1) 26,603 1,002
125,145
Total Information Technology 482,699
MATERIALS 2.9%
Chemicals 1.8%
Air Products & Chemicals  12,200 3,504
Albemarle  3,800 840
Amyris (1)(2) 29,800 41
Axalta Coating Systems (1) 11,200 339
Cabot  5,120 392
Celanese  6,340 690
CF Industries Holdings  13,240 960
Chemours  11,980 359
Corteva  34,645 2,089
Dow  29,867 1,637
DuPont de Nemours  16,861 1,210
Eastman Chemical  3,840 324
Ecolab  9,311 1,541
FMC  8,200 1,001
HB Fuller  4,200 287
Huntsman  20,279 555
Ingevity (1) 1,912 137
International Flavors & Fragrances  11,175 1,028
Linde  25,204 8,958
LyondellBasell Industries, Class A  8,582 806
Minerals Technologies  8,400 508
Mosaic  16,582 761
PPG Industries  14,467 1,932
Quaker Chemical (2) 1,100 218
RPM International  10,900 951
Scotts Miracle-Gro  3,636 254
Sherwin-Williams  13,800 3,102

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valvoline  11,587 405
34,829
Construction Materials 0.1%
Eagle Materials  1,240 182
Martin Marietta Materials  3,800 1,349
Vulcan Materials  7,566 1,298
2,829
Containers & Packaging 0.4%
Amcor  79,300 902
AptarGroup  1,790 212
Avery Dennison  4,800 859
Ball  18,000 992
Berry Global Group  6,200 365
Crown Holdings  2,596 215
International Paper  21,444 773
Myers Industries  17,660 378
O-I Glass (1) 5,487 125
Packaging Corp. of America  7,400 1,027
Sealed Air  15,225 699
Westrock  16,376 499
7,046
Metals & Mining 0.6%
Arconic (1) 7,497 197
Carpenter Technology  3,459 155
Cleveland-Cliffs (1) 41,400 759
Commercial Metals  11,800 577
Compass Minerals International  7,000 240
Freeport-McMoRan  56,278 2,302
Hecla Mining  87,800 556
Newmont  28,409 1,393
Nucor  11,662 1,801
Reliance Steel & Aluminum  4,000 1,027
Royal Gold  4,100 532
Steel Dynamics  10,600 1,198
TimkenSteel (1) 25,100 460
11,197
Paper & Forest Products 0.0%
Clearwater Paper (1) 3,264 109
Louisiana-Pacific  10,400 564
673
Total Materials 56,574

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 3.1%
Diversified Real Estate Investment Trusts 0.0%
One Liberty Properties, REIT  6,399 147
WP Carey, REIT  4,802 372
519
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  18,100 398
Ventas, REIT  23,018 998
Welltower, REIT  26,190 1,877
3,273
Hotel & Resort Real Estate Investment Trusts 0.1%
Apple Hospitality REIT, REIT  14,800 230
Chatham Lodging Trust, REIT  24,900 261
Hersha Hospitality Trust, Class A, REIT  27,600 185
Host Hotels & Resorts, REIT  40,419 667
Ryman Hospitality Properties, REIT  4,368 392
1,735
Industrial Real Estate Investment Trusts 0.5%
EastGroup Properties, REIT  2,600 430
First Industrial Realty Trust, REIT  11,000 585
Innovative Industrial Properties, REIT  2,700 205
Prologis, REIT  43,850 5,471
Rexford Industrial Realty, REIT  15,177 905
STAG Industrial, REIT  16,900 572
Terreno Realty, REIT  9,500 614
8,782
Office Real Estate Investment Trusts 0.2%
Alexandria Real Estate Equities, REIT  7,800 980
Boston Properties, REIT  4,900 265
City Office REIT, REIT  24,700 170
Cousins Properties, REIT  15,560 333
Douglas Emmett, REIT  12,900 159
Highwoods Properties, REIT  8,900 206
JBG SMITH Properties, REIT  13,782 208
Kilroy Realty, REIT  7,100 230
SL Green Realty, REIT (2) 8,644 203
Vornado Realty Trust, REIT  12,878 198
2,952
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 7,679 559
Douglas Elliman  41,627 130
eXp World Holdings (2) 13,900 176
Jones Lang LaSalle (1) 1,300 189

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Newmark Group, Class A  19,318 137
Opendoor Technologies, Class A (1)(2) 86,500 152
Redfin (1)(2) 21,700 197
RMR Group, Class A  3,631 95
Seritage Growth Properties, Class A, REIT (1)(2) 15,650 123
St. Joe  8,500 354
Zillow Group, Class A (1) 6,600 288
Zillow Group, Class C (1) 7,500 334
2,734
Residential Real Estate Investment Trusts 0.4%
American Homes 4 Rent, Class A, REIT  16,408 516
Apartment Income REIT, REIT  13,462 482
AvalonBay Communities, REIT  8,386 1,409
Camden Property Trust, REIT  6,500 681
Elme Communities, REIT  9,602 171
Equity LifeStyle Properties, REIT  13,200 886
Equity Residential, REIT  20,000 1,200
Essex Property Trust, REIT  4,594 961
Invitation Homes, REIT  21,183 662
Mid-America Apartment Communities, REIT  3,288 497
Sun Communities, REIT  6,186 871
UDR, REIT  5,979 246
8,582
Retail Real Estate Investment Trusts 0.4%
Acadia Realty Trust, REIT  27,391 382
Agree Realty, REIT  6,060 416
Federal Realty Investment Trust, REIT  2,900 287
Getty Realty, REIT (2) 7,958 287
Kimco Realty, REIT  39,909 779
Kite Realty Group Trust, REIT  15,600 326
Macerich, REIT  23,200 246
National Retail Properties, REIT  5,100 225
Realty Income, REIT  26,253 1,662
Regency Centers, REIT  5,100 312
Retail Opportunity Investments, REIT  26,500 370
Simon Property Group, REIT  14,838 1,661
SITE Centers, REIT  13,809 170
Urban Edge Properties, REIT  17,417 262
Whitestone REIT, REIT  28,900 266
7,651
Specialized Real Estate Investment Trusts 1.2%
American Tower, REIT  21,045 4,300
Crown Castle, REIT  19,237 2,575
CubeSmart, REIT  21,218 981

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Digital Realty Trust, REIT  15,493 1,523
EPR Properties, REIT  7,971 304
Equinix, REIT  4,256 3,069
Extra Space Storage, REIT  8,600 1,401
Four Corners Property Trust, REIT  11,452 308
Gaming & Leisure Properties, REIT  8,060 420
Iron Mountain, REIT  14,891 788
iStar, REIT (2) 10,000 294
Lamar Advertising, Class A, REIT  5,000 499
National Storage Affiliates Trust, REIT  9,800 409
Public Storage, REIT  8,352 2,523
Rayonier, REIT  9,440 314
SBA Communications, REIT  7,000 1,827
VICI Properties, REIT  29,915 976
Weyerhaeuser, REIT  38,825 1,170
23,681
Total Real Estate 59,909
UTILITIES 2.8%
Electric Utilities 1.7%
Alliant Energy  12,300 657
American Electric Power  21,350 1,943
Constellation Energy  14,740 1,157
Duke Energy  32,606 3,146
Edison International  19,000 1,341
Entergy  8,500 916
Evergy  10,665 652
Eversource Energy  19,224 1,504
Exelon  49,804 2,086
FirstEnergy  23,673 948
Hawaiian Electric Industries  11,358 436
IDACORP  4,685 508
MGE Energy  4,929 383
NextEra Energy  101,997 7,862
OGE Energy  13,600 512
Otter Tail  3,399 246
PG&E (1) 92,200 1,491
Pinnacle West Capital  6,200 491
PPL  31,700 881
Southern  61,000 4,244
Xcel Energy  25,730 1,735
33,139
Gas Utilities 0.1%
Atmos Energy  1,926 216
National Fuel Gas  10,300 595

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ONE Gas  6,700 531
Spire  4,113 289
UGI  5,100 177
1,808
Independent Power & Renewable Electricity Producers 0.1%
AES  31,155 750
Vistra  13,184 317
1,067
Multi-Utilities 0.8%
Ameren  15,000 1,296
Avista  7,210 306
Black Hills  6,400 404
CenterPoint Energy  24,400 719
CMS Energy  22,600 1,387
Consolidated Edison  11,576 1,108
Dominion Energy  48,827 2,730
DTE Energy  10,352 1,134
NiSource  25,408 710
Public Service Enterprise Group  22,200 1,386
Sempra Energy  17,051 2,577
WEC Energy Group  17,408 1,650
15,407
Water Utilities 0.1%
American States Water  6,400 569
American Water Works  6,700 981
Cadiz (1)(2) 56,600 229
California Water Service Group  8,125 473
Essential Utilities  5,446 238
2,490
Total Utilities 53,911
Total Common Stocks (Cost $869,742) 1,960,359
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 8,689,556 8,690
8,690
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.678%, 6/22/23 (6) 670,000 663
663
Total Short-Term Investments (Cost $9,353) 9,353

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 7,157,854 7,158
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,158
Total Securities Lending Collateral (Cost $7,158) 7,158
Total Investments in Securities 100.3%
(Cost $886,253) $ 1,976,870
Other Assets Less Liabilities (0.3)% (5,456)
Net Assets 100.0% $ 1,971,414
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 6/23 1,632 $ 20
Long, 47 S&P 500 E-Mini Index contracts 6/23 9,724 537
Net payments (receipts) of variation margin to date (391)
Variation margin receivable (payable) on open futures contracts $ 166

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 83++
Totals $ —# $ — $ 83+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 17,846  ¤  ¤ $ 15,848
Total $ 15,848^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $83 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,848.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Total Equity Market Index Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,960,359 $ — $ — $ 1,960,359
Short-Term Investments 8,690 663 — 9,353
Securities Lending Collateral 7,158 — — 7,158
Total Securities 1,976,207 663 — 1,976,870
Futures Contracts* 557 — — 557
Total $ 1,976,764 $ 663 $ — $ 1,977,427
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F123-054Q1 03/23